UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23352

FlowStone Opportunity Fund

(Exact name of registrant as specified in charter)

55 Nod Road, Ste 120

Avon, CT 06001

(Address of principal executive offices) (Zip code)

Scott Conners

FlowStone Partners, LLC

55 Nod Road, Ste 120

Avon, CT 06001

(Name and address of agent for service)

registrant's telephone number, including area code: (312) 429-2419

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

(a)

FlowStone Opportunity Fund

Semi-Annual Report

For the Six-Months Ended September 30, 2024

(Unaudited)

FlowStone Opportunity Fund

Table of Contents

FlowStone Opportunity Fund

Investor Letter September 30, 2024 (Unaudited)

To All FlowStone Opportunity Fund investors:

We are very pleased to present you with the semi-annual report for FlowStone Opportunity Fund (“FSOF” or “Fund”), dated September 30, 2024. For the six months ended September 30, 2024, the Fund accepted $57.3 million in new subscriptions. The Fund’s net asset value is $716.9 million, as of September 30, 2024.

During the six months ended September 30, 2024, the Fund’s Class I Shares net total return was 2.23%. Over the same period, the S&P 500 generated a 10.42% total return. FSOF is managed to provide broadly diversified private equity exposure that is often difficult to access for most investors. FlowStone Partners, LLC (the “Adviser” or “FlowStone”) seeks to generate private equity-like returns through a diversified portfolio that may result in less return volatility, in both up and down markets, compared to broad-based public equity indices which may be driven by a handful of positions. The Adviser’s investment strategy seeks to acquire and manage quality private equity assets, generally at discounts to what we assess to be appropriate and sustainable valuations. This approach has resulted in net total returns of 15.12% over the five years ended September 30, 2024 and 14.87% since the Fund’s inception through September 30, 2024.

The Fund’s objective is to generate an appropriate level of excess risk-adjusted returns through traditional private equity investment horizons, while shorter term results may experience a less correlated outcome. For example, public markets that rally following a drawdown, such as in 2023 and 2024, may outperform private equity over the short term, but private markets may outperform public indices when they experience downdrafts and during a more sustained rebound in public markets. This was evidenced across the Great Financial Crisis in 2008 and through the COVID environment. It is difficult, if not impossible, for investors to forecast these inflection points and empirical evidence suggests the best way to benefit from private equity is to consistently invest over a long-term horizon.

In building the FSOF portfolio, we continuously seek to balance transaction types across various metrics: highly diversified versus single-asset; tail-end versus “sweet spot”; and growth versus purchase discount. Each transaction type can provide benefits to the portfolio in different market environments and we seek to utilize a balanced approach to build a diversified portfolio that can provide appropriate risk adjusted returns.

The key components of our performance are 1) the excess risk adjusted returns possible through properly executed private equity secondary transactions, including the Adviser’s ability to purchase assets at a discount to net asset value (as reported by the underlying managers); 2) the continuance of the long-term historical outperformance of private equity as an asset class relative to public indices as measured by PME (Private Market Equivalent) metrics; 3) the level of investment portfolio diversification across all of the relevant metrics (fund, manager, investment strategy, industry sector, and vintage year); and 4) the quality of the Fund’s portfolio (in the Adviser’s assessment). Equally as important, the Adviser has increased the profile of the Fund’s portfolio through the enhancement of its diversification as measured by all the relevant exposures: funds, managers, asset type, industry sector, and vintage year.

Through Q3 2024, the Fund completed 37 private equity secondary transactions, and 20 primary investments, the details of which can be found in the Quarterly Snapshot section of the Adviser’s website (www.flowstonepartners.com). 2024 has seen an increase in secondary transaction volume. We believe the industry is on pace to exceed the prior transaction value high-water mark of $135 billion in 2021. We are pleased with quality, pricing, and pace of the Fund’s deal flow pipeline and investment activity. We expect the private equity secondary markets will continue to enjoy increased transaction volume as pent-up supply finds its way to the market and the economic environment creates pressures for investors to actively manage their private equity portfolios through secondary transactions. We believe these pressures include a downturn in liquidity proceeds from mature portfolios creating pressure on institutional investors’ investment budgets through 2025.

As of September 30, 2024, the Fund has approximately $115.9 million of uninvested capital available to make secondary purchases and primary commitments in the private equity market. The portfolio manager’s experience investing through multiple macro environments over the past 30 years suggests that the increase in deal volume, combined with a relatively favorable pricing environment at the smaller end of the secondary market where the Fund focuses, may create an attractive buying opportunity.

As always, we sincerely appreciate your trust in the FlowStone team’s ability to be good stewards of your capital. Every day, we strive to re-earn that trust. Please don’t hesitate to contact us with any questions or concerns.

Sincerely,

Scott P. Conners, CFA
President
FlowStone Opportunity Fund

FlowStone Opportunity Fund

Investor Letter September 30, 2024 (Unaudited) (Continued)

Past performance is not indicative of future results. Investment in this Fund may result in the loss of all principal amounts invested. Shares are not listed on any securities exchange and it is not anticipated that a secondary market for Shares will develop. Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Agreement and Declaration of Trust. Although the Fund may offer to repurchase Shares from time to time, Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for Shares or shares of any other fund. As a result, an investor may not be able to sell or otherwise liquidate his or her Shares. Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment and for whom an investment in the Fund does not constitute a complete investment program. The amount of distributions that the Fund may pay, if any, is uncertain. The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as offering proceeds, borrowings, and amounts from the Fund’s affiliates that are subject to repayment by investors.

The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held U.S. common stocks and is frequently used as a measure of U.S. stock market performance.

This is not an offer to sell Shares and is not soliciting an offer to buy Shares in any state or jurisdiction where such offer or sale is not permitted. You are advised to read the Prospectus carefully prior to investment.

Investments in the Fund may be made only by “Eligible Investors” defined as a “qualified client” within the meaning of Rule 205-3 under the Advisers Act and an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “Securities Act”).

Diversification does not eliminate the risk of experiencing investment losses.

This material represents the manager’s assessment of the Fund and market environment as of September 30, 2024 and should not be relied upon by the reader as research, tax or investment advice, is subject to change at any time based upon economic, market, or other conditions and the Advisor undertakes no obligation to update the views expressed herein. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Fund’s trading intent.

This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

The Fund’s principal underwriter is UMB Distribution Services, LLC.

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Schedule of Investments September 30, 2024 (Unaudited)

Investment Funds*	Geographic Region**	Investment Strategy	Fair Value	% of Net Assets	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)	Guernsey	Leveraged Buyout	$2,826,225	0.39%	3/3/2020
Apax XI USD, L.P.(a)(b)	Guernsey	Leveraged Buyout	1,035,408	0.14%	6/30/2022
Arlington Capital Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	5,959,243	0.83%	12/15/2023
Audax Private Equity Junior Capital Fund II, L.P.(a)	North America	Private Equity Fund	147,049	0.02%	7/20/2023
Clayton, Dubilier & Rice Fund XII, L.P.(a)(b)	North America	Leveraged Buyout	2,371,799	0.33%	9/2/2022
Clearlake Capital Partners VII (USTE), L.P.(a)(b)	North America	Leveraged Buyout	6,594,625	0.92%	10/29/2021
CVC Capital Partners IX (A) L.P.(a)(b)	North America	Leveraged Buyout	(87,213)	-0.01%	6/12/2023
Fin VC Flagship II, LP(a)(b)	North America	Venture	2,754,070	0.38%	5/6/2021
Great Hill Equity Partners VIII, L.P.(a)(b)	North America	Leveraged Buyout	1,286,484	0.18%	1/31/2022
Kohlberg Investors X, L.P.(a)(b)	North America	Leveraged Buyout	1,272,591	0.18%	6/30/2023
Liquid Stock I, L.P.(a)(b)	North America	Private Equity Fund	3,941,760	0.55%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.(a)	North America	Leveraged Buyout	4,505,533	0.63%	6/21/2021
New Mountain Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	3,228,973	0.45%	4/8/2020
New Mountain Partners VII, L.P.(a)(b)	North America	Leveraged Buyout	15,104	0.00%	4/8/2020
Platinum Equity Capital Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	5,133,304	0.72%	12/29/2023
Sun Capital Partners VIII-A, L.P.(a)(b)	Cayman	Leveraged Buyout	3,602,093	0.50%	6/30/2022
The Veritas Capital Fund VIII, LP(a)(b)	North America	Leveraged Buyout	8,154,930	1.14%	3/16/2022
Trident Capital IX, L.P.(a)	North America	Leveraged Buyout	4,104,976	0.57%	9/17/2021
Vista Equity Partners Fund VIII-A, L.P.(a)	North America	Leveraged Buyout	3,169,555	0.44%	8/24/2022
Warburg Pincus Global Growth 14, L.P.(a)	North America	Leveraged Buyout	5,355,244	0.75%	1/31/2022
Total Primary Investments (Cost $58,473,629) (9.11%)***			65,371,753
Secondary Investments
AEA Investors Fund V LP (a)(b)	North America	Leveraged Buyout	$432,232	0.06%	1/1/2022
AIC Credit Opportunities Partners Fund II, L.P.(a)	North America	Private Credit	1,012,430	0.14%	10/31/2019
American Securities Partners VI, L.P.(a)	North America	Leveraged Buyout	2,930,069	0.42%	12/31/2021
Ampersand CF Limited Partnership - Class A(a)(b)	North America	Leveraged Buyout	1,656,634	0.24%	10/29/2020
Ampersand CF Limited Partnership - Class B(a)(b)	North America	Leveraged Buyout	2,652,348	0.38%	10/29/2020
Arsenal Capital Partners III-B LP(a)(b)	North America	Leveraged Buyout	694,000	0.10%	1/1/2022
Audax Mezzanine Fund III, L.P.(a)(b)	North America	Private Credit	548,186	0.08%	6/30/2021
Audax Private Equity Fund III, L.P.(a)(b)	North America	Leveraged Buyout	162,565	0.02%	6/30/2023
Audax Private Equity Fund IV, L.P. (Rose)(a)(b)	North America	Leveraged Buyout	88,684	0.01%	6/30/2023
Audax Private Equity Fund V-A, L.P.(a)	North America	Leveraged Buyout	14,585,818	2.03%	6/30/2023
Audax Private Equity Fund VI-A, L.P.(a)	North America	Leveraged Buyout	20,359,559	2.85%	6/30/2023
August Capital V, L.P.(a)(b)	North America	Venture	10,643,996	1.49%	6/30/2022
August Capital V Special Opportunities, L.P.(a)(b)	North America	Venture	910,499	0.14%	6/30/2022
Awz Pentera II, LLC(a)(b)	North America	Venture	18,011,622	2.51%	8/24/2022
Bain Capital Empire Holdings, L.P. - Class C(a)(b)	North America	Leveraged Buyout	6,832,544	0.95%	10/5/2022
Bain Capital Europe III, L.P.(a)(b)	North America	Leveraged Buyout	86,106	0.01%	12/31/2021
Bain Capital Venture Fund 2009, L.P.(a)(b)	North America	Venture	3,933,592	0.55%	6/30/2022
BC European Capital IX, L.P.(a)	Guernsey	Leveraged Buyout	5,136,847	0.72%	12/31/2020
BC Partners Galileo (2) L.P.(a)(b)	Guernsey	Leveraged Buyout	3,524,148	0.49%	6/10/2021
Brookfield Capital Partners V L.P.(a)	North America	Leveraged Buyout	30,739,456	4.29%	6/30/2023
Caltius Partners IV, L.P.(a)	North America	Private Credit	1,814,616	0.25%	6/30/2021
Canaan VII, L.P.(a)(b)	North America	Venture	807,286	0.11%	12/31/2019

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)

Investment Funds*	Geographic Region**	Investment Strategy	Fair Value	% of Net Assets	Original Acquisition Date
Secondary Investments (continued)
Carlyle Europe Partners IV, L.P.(a)	United Kingdom	Leveraged Buyout	$849,003	0.12%	12/31/2021
Carlyle Partners VI, L.P.(a)	North America	Leveraged Buyout	733,906	0.10%	12/31/2021
Castle Harlan Partners V & AIV(a)(b)(c)(d)	North America	Leveraged Buyout	88,345	0.01%	9/30/2021
Centerbridge Special Credit Partners, L.P.(a)(b)	North America	Private Credit	2,898	0.00%	12/31/2021
Cerberus Institutional Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	1,365,093	0.19%	7/30/2021
Charles River Partnership XIV, LP(a)(b)	North America	Venture	343,378	0.05%	6/30/2022
Clarus Lifesciences II, L.P.(a)	North America	Venture	928,567	0.13%	6/30/2022
Clayton, Dubilier & Rice Fund IX, L.P.(a)	North America	Leveraged Buyout	3,130,806	0.44%	12/31/2021
Columbia Capital Equity Partners V (QP), L.P.(a)(b)	North America	Venture	5,575,527	0.78%	6/30/2022
Court Square Capital Partners (Offshore) III, L.P.(a)	North America	Leveraged Buyout	3,723,889	0.52%	12/31/2021
CRG Partners III (Holdings I) L.P.(a)(c)	North America	Private Credit	287,339	0.04%	6/30/2021
Crosslink Ventures V, L.P.(a)(b)(c)(d)	North America	Venture	344,282	0.05%	1/1/2020
CVC Capital Partners VI (b) L.P.(a)(b)	Jersey	Leveraged Buyout	3,919,914	0.55%	1/1/2022
Dace Ventures I, L.P.(a)(b)	North America	Venture	340,400	0.05%	12/31/2019
DBAG Fund VI (Guernsey) L.P.(a)(b)	Guernsey	Leveraged Buyout	646,005	0.09%	12/31/2021
DFJ Growth 2006 Continuation, L.P.(a)(b)(c)	North America	Leveraged Buyout	9,680,895	1.35%	12/31/2019
EagleTree Partners IV, LP(a)(b)	North America	Leveraged Buyout	1,176,264	0.16%	6/30/2021
EnerTech Capital Partners III, L.P.(a)(b)(c)	North America	Venture	4,718	0.00%	12/31/2019
Falcon Strategic Partners III, L.P.(a)(b)	North America	Private Credit	2,552,756	0.36%	6/30/2021
Fin Venture Capital I, L.P.(a)(b)	North America	Venture	7,047,923	0.98%	6/30/2020
Flexpoint Fund II (Cayman), L.P.(a)(c)	Cayman	Venture	4,910,391	0.68%	6/30/2022
Flexpoint Fund II, L.P.(a)(c)(e)	North America	Venture	2,219,764	0.31%	6/30/2022
Flybridge Capital Partners III, LP(a)(b)	North America	Venture	5,509,980	0.77%	6/30/2022
Francisco Partners III (Cayman), L.P.(a)(b)	Cayman	Leveraged Buyout	592,800	0.08%	12/31/2020
Francisco Partners III (Domestic AIV), L.P.(a)(b)	North America	Leveraged Buyout	216,619	0.03%	12/31/2020
Francisco Partners III, L.P.(a)(b)	North America	Leveraged Buyout	832,664	0.12%	12/31/2020
GF Capital Private Equity Fund II-B, L.P.(a)(b)	North America	Leveraged Buyout	4,688,902	0.65%	12/31/2021
GTCR Evergreen Fund I/C LP(a)	North America	Leveraged Buyout	7,339,031	1.02%	3/31/2023
Hony Capital Fund V, L.P.(a)(b)	North America	Leveraged Buyout	1,001,388	0.14%	1/31/2022
ICG Ludgate Hill IB SCSp(a)(b)(c)	Luxembourg	Leveraged Buyout	14,607,210	2.04%	6/22/2021
ICG Ludgate Hill IIIA Porsche LP(a)(b)	Luxembourg	Leveraged Buyout	36,173,474	5.05%	9/26/2022
Icon Partners IV, L.P.(a)	North America	Leveraged Buyout	9,203,512	1.28%	5/21/2021
Icon Partners V C, L.P.(a)	North America	Leveraged Buyout	9,662,632	1.35%	8/27/2021
IK VII Fund(a)(b)	Jersey	Leveraged Buyout	177,090	0.02%	12/31/2021
Institutional Venture Partners XIV, L.P.(a)(b)	North America	Venture	784,694	0.11%	12/31/2021
Intermediate Capital Asia Pacific Fund 2008, L.P.(a)(b)(c)	Jersey	Private Credit	773,561	0.11%	6/30/2021
JFL-NG Continuation Fund, L.P.(a)(b)	North America	Leveraged Buyout	5,140,636	0.72%	10/27/2021
JK&B Capital V, L.P.(a)(b)(c)(d)	North America	Venture	6,672	0.00%	12/31/2019
KKR Americas Fund XII L.P. (Ranger)(a)	North America	Leveraged Buyout	5,237,912	0.73%	3/28/2024
KKR Americas Fund XII L.P. (ST)(a)	North America	Leveraged Buyout	25,194,963	3.51%	3/28/2024
KKR Asian Fund III L.P.(a)(b)	North America	Leveraged Buyout	4,722,063	0.66%	3/28/2024
KKR Health Care Strategic Growth Fund L.P.(a)(b)	North America	Leveraged Buyout	2,435,451	0.34%	3/28/2024
KKR North America Fund XI L.P.(a)	North America	Leveraged Buyout	1,873,563	0.26%	3/28/2024
Kohlberg TE Investors VIII-B, L.P.(a)(b)	North America	Leveraged Buyout	30,081,207	4.20%	12/30/2022

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)

Investment Funds*	Geographic Region**	Investment Strategy	Fair Value	% of Net Assets	Original Acquisition Date
Secondary Investments (continued)
LEP Opportunities II, L.P.(a)(b)	North America	Leveraged Buyout	$11,826,534	1.65%	6/27/2022
Lincolnshire Equity Fund IV-A, L.P.(a)(b)	North America	Leveraged Buyout	2,646,277	0.37%	12/31/2020
Littlejohn Fund IV, LP(a)(c)	North America	Leveraged Buyout	867,695	0.12%	9/30/2021
Lord Investment S.a r.l. (Valextra SpA)(b)(c)(f)	Western Europe	Leveraged Buyout	1,296,114	0.18%	3/31/2022
Madison Dearborn Capital Partners VII-A, L.P.(a)(b)	North America	Leveraged Buyout	8,967,440	1.25%	9/27/2024
Madison Dearborn Capital Partners VIII, L.P. (Sol)(a)(b)	North America	Leveraged Buyout	4,505,533	0.63%	9/27/2024
MDCP Insurance SPV, L.P.(a)(b)	North America	Leveraged Buyout	14,775,576	2.06%	4/24/2023
MDCP VII Auxiliary SPV, L.P.(a)(b)	North America	Leveraged Buyout	926,146	0.13%	9/27/2024
MDV IX, L.P.(a)(b)	North America	Venture	7,917,166	1.10%	12/31/2020
Milestone Partners FS LP(a)(b)	North America	Leveraged Buyout	564,739	0.08%	12/31/2021
Milestone Partners IV, L.P.(a)(b)	North America	Leveraged Buyout	1,666,903	0.23%	12/31/2021
Morgenthaler Venture Partners IX, LP(a)(b)	North America	Venture	446,244	0.06%	12/31/2020
NEO Capital Private Equity Fund II L.P.(a)(b)(c)	Western Europe	Fund of Funds	2,676,170	0.37%	1/18/2022
New Enterprise Associates 13, L.P.(a)(b)	North America	Venture	3,917,264	0.55%	1/3/2023
Northstar Mezzanine Partners V, L.P.(a)(b)	North America	Private Credit	247,223	0.03%	6/30/2021
NYLCAP Mezzanine Offshore Partners III, L.P.(a)	North America	Private Credit	396,496	0.06%	6/30/2021
Oaktree European Principal Fund III (U.S.), L.P.(a)(b)	North America	Private Credit	828,430	0.12%	11/1/2021
Onex Partners III LP(a)	North America	Leveraged Buyout	719,837	0.10%	10/1/2021
Park Square Capital Partners II, L.P.(a)	Guernsey	Private Credit	1,592,534	0.22%	6/30/2021
Parthenon Investors III, L.P.(a)(b)	North America	Leveraged Buyout	1,212,483	0.17%	12/31/2019
Peepul Capital Fund II LLC(a)(b)(c)	Mauritius	Venture	1,683,530	0.23%	6/30/2022
Pegasus WSJLL Fund, L.P.(a)	North America	Leveraged Buyout	10,180,000	1.42%	12/14/2021
Permira V(a)(b)	Guernsey	Leveraged Buyout	2,710,878	0.38%	2/1/2022
Platinum Equity Capital Partners III, L.P.(a)	North America	Leveraged Buyout	556,157	0.08%	3/31/2022
Point 406 Ventures I, L.P.(a)(b)	North America	Venture	621,621	0.09%	12/31/2019
Pro SPV, LP(a)(b)	North America	Leveraged Buyout	4,955,643	0.69%	8/27/2021
PT2-A, L.P.(a)	North America	Leveraged Buyout	8,707,947	1.21%	12/15/2021
Raine Partners II, L.P.(a)(b)	North America	Leveraged Buyout	3,117,895	0.43%	9/27/2024
Raine Partners III, L.P.(a)(b)	North America	Leveraged Buyout	3,188,507	0.44%	9/27/2024
Redpoint Ventures IV, L.P.(a)(b)	North America	Venture	1,027,811	0.14%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	Venture	1,148,571	0.16%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(a)(b)(c)	North America	Leveraged Buyout	1,091,158	0.15%	12/31/2020
Riverstone Global Energy and Power Fund VI, LP(a)	North America	Leveraged Buyout	399,732	0.06%	6/30/2021
Roark Capital Partners CF LP(a)	North America	Leveraged Buyout	17,842,151	2.49%	8/19/2022
Savant Growth Fund I, LP(a)(b)	North America	Leveraged Buyout	1,170,361	0.16%	12/8/2020
SEI Holding I LP(a)(b)	North America	Leveraged Buyout	1,406,202	0.20%	3/31/2022
StepStone Real Estate Partners III, L.P.(a)(c)	North America	Fund of Funds	111,085	0.02%	6/30/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)(b)	North America	Leveraged Buyout	2,662,313	0.37%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)(b)	North America	Private Credit	386,441	0.05%	6/30/2021
TA XII-B, L.P.(a)	North America	Leveraged Buyout	14,177,117	1.98%	6/30/2023
TA Subordinated Debt Fund III, L.P.(a)	North America	Private Credit	78,925	0.01%	7/30/2021
The Peninsula Fund V, L.P.(a)	North America	Private Credit	3,942,560	0.55%	7/1/2021
The Resolute III Continuation Fund, L.P.(a)(b)	North America	Leveraged Buyout	2,318,095	0.32%	9/20/2024
The Veritas Capital Partners IV, LP(a)(b)	North America	Leveraged Buyout	26,031	0.00%	1/1/2022

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)

Investment Funds*	Geographic Region**	Investment Strategy	Fair Value	% of Net Assets	Original Acquisition Date
Secondary Investments (continued)
TowerBrook Investors IV (OS), L.P.(a)	North America	Leveraged Buyout	$1,936,654	0.27%	12/31/2021
TZP Capital Partners I (PIV), LP(a)(b)	North America	Leveraged Buyout	130,644	0.02%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(a)	North America	Leveraged Buyout	904,710	0.13%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP(a)	North America	Leveraged Buyout	221,667	0.03%	4/7/2021
Versant Venture Capital IV, L.P.(a)(b)	North America	Venture	597,566	0.08%	12/31/2020
Vestar Capital Partners Rainforest, L.P.(a)(b)	North America	Leveraged Buyout	8,408,613	1.17%	4/5/2024
Warburg Pincus Financial Sector, L.P.(a)	North America	Leveraged Buyout	17,278,933	2.41%	6/30/2022
Warburg Pincus Global Growth L.P.(a)	North America	Leveraged Buyout	25,549,991	3.56%	6/30/2022
Warburg Pincus Global Growth L.P. (ST)(a)	North America	Leveraged Buyout	25,549,991	3.56%	3/21/2024
Warburg Pincus Private Equity XII, L.P.(a)(b)	North America	Leveraged Buyout	13,456,611	1.88%	6/30/2022
WP Global Growth 14 Partners, L.P. (Ranger)(a)(b)	North America	Leveraged Buyout	1,597,682	0.22%	3/27/2024
WP Global Growth Partners L.P. (Ranger)(a)(b)	North America	Leveraged Buyout	3,179,134	0.44%	3/27/2024
WP XI Partners, L.P.(a)(b)	North America	Leveraged Buyout	1,030,341	0.14%	3/27/2024
Total Secondary Investments (Cost $516,888,112) (83.01%)***			595,041,396
Total Investment Funds (Cost $575,361,741) (92.12%)***			$660,413,149

Short-Term Investment (14.10%)***	Shares	Fair Value
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 4.76% (g)	101,103,859	$101,103,859
Total Money Market Fund (Cost $101,103,859) (14.10%)***		$101,103,859

Total Investments (Cost $676,465,600) (106.22%)***		$761,517,008
Liabilities in excess of other assets (-6.22%)***		(44,610,177)
Net Assets - 100.00%***		$716,906,831

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)

*Restricted investments as to resale. Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.

**The geographic region disclosed is based on where each Investment Fund is domiciled.

***As a percentage of total net assets.

(a)Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X. As of September 30, 2024, the aggregate cost of each investment restricted to sale was $2,246,144, $962,606, $5,223,212, $150,987, $2,086,951, $5,769,543, $39,514, $2,498,868, $1,447,257, $1,341,259, $3,430,788, $4,447,487, $2,414,591, $200,516, $5,019,759, $3,473,813, $7,125,353, $3,332,537, $2,731,834, $4,530,610, $501,423, $1,700,411, $3,021,894, $164,850, $276,734, $2,092,263, $379,814, $75, $38, $13,816,058, $23,558,332, $10,066,876, $11,460, $10,337,574, $6,685,140, $190,182, $6,653,047, $8,601,997, $2,212,279, $23,818,623, $3,973,205, $190,743, $1,256,341, $2,303,943, $737,815, $71,891, $518,977, $940,297, $0, $6,332,797, $4,933,543, $4,465,954,$341,326, $338,990, $5,227,173, $294,908, $1,426,078, $1,497,477, $1,305,368, $128,580, $1,464,069, $3,674,232, $1,900,626, $1,496,461, $10,432,323, $0, $0, $0, $6,435,690, $5,151,260, $1,571,692, $1,574,199, $20,932,277, $8,563,143, $7,494,294, $83,039, $2,426,365, $297,818, $2,800,367, $148,521, $3,897,236, $19,355,725, $3,764,871, $1,991,519, $1,396,794, $25,625,133, $9,579,913, $1,768,488, $260,584, $1,887,069, $7,775,415, $3,959,449, $9,009,638, $718,492, $6,134,654, $1,537,850, $1,610,840, $203,481, $1,747,710, $5,571,838, $1,681,184, $664,681, $1,149,338, $440,736, $1,680,967, $434,543, $780,497, $8,756,334, $5,691,376, $1,093,406, $1,865,426, $9,728,372, $6,454,213, $2,598,224, $2,374,414, $3,020,976, $922,119, $1,118,664, $177,314, $11,613,613, $1,982,874, $911,878, $75,166, $2,853,089, $694,505, $14,259,257, $86,573, $8,113,653, $0, $2,068,476, $28,583, $3,970,632, $85,988, $625,712, $290,690, $6,545,505, $6,354,648, $17,690,118, $14,156,721, $19,445,868, $15,290,874, $1,230,427, $2,371,149, and $891,778, respectively totaling $575,361,741.

(b)Non-income producing.

(c)Fair valued by the Valuation Designee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment.

(d)The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(e)This investment is made through the wholly owned subsidiary FlowStone Opportunity Fund (Blocker), LLC the “Subsidiary”.

(f)The Fund invests indirectly in Valextra SpA through Lord Investments S.a.r.l.

(g)The rate quoted is the annualized seven-day yield of the fund at the period end.

Investment Strategy as a Percentage of Total Net Assets (Unaudited)

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Statement of Assets and Liabilities September 30, 2024 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $575,361,741)	$660,413,149
Investments in Short-Term Investments, at fair value (cost $101,103,859)	101,103,859
Cash	15,142,167
Investments in Investment Funds paid in advance	96,317
Prepaid expenses	101,942
Dividends receivable	467,277
Total Assets	777,324,711

Liabilities
Subscriptions received in advance	14,558,770
Incentive fee payable	1,496,337
Investment Advisory fee payable	2,393,909
Professional fees payable	299,834
Administration & Accounting fees payable	185,488
Payable for shares repurchased	40,816,522
Transfer Agent fees payable	71,783
Chief Compliance Officer & Chief Financial Officer fees payable	13,333
Trustees’ fees payable	81,250
Distribution & Servicing fee payable	31
Interest payable	108,611
Blocker tax payable	216,349
Other accrued expenses	175,663
Total Liabilities	60,417,880
Commitments and contingencies (See Note 12)

Components of Net Assets
Paid-in Capital	$608,900,260
Total distributable earnings	108,006,571
Net Assets	$716,906,831

Net Assets Attributable to:
Class D Shares	50,794
Class I Shares	87,524,579
Class M Shares	629,331,458
716,906,831

Shares Outstanding:
Class D Shares	2,856
Class I Shares	4,905,790
Class M Shares	35,271,817
40,180,463

Net asset value and public offering price per share:
Class D Shares	$17.79
Class D Shares - Public offering price per share(a)	$18.06
Class I Shares	$17.84
Class M Shares	$17.84

(a)Computation of public offering price per share 100/98.5 of net asset value.

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Statement of Operations For the Six-Months Ended September 30, 2024 (Unaudited)

Income
Dividend income	$3,614,724
Interest income	23,964
Income from underlying Investment Funds	549,801
Total Income	4,188,489

Expenses
Investment Advisory fee (See Note 8)	4,753,132
Incentive Fee (See Note 8)	1,854,301
Professional fees	375,000
Administration & Accounting fees	358,979
Interest expense	216,042
Commitment fees	203,885
Transfer Agent fees	196,858
Trustees’ fees	130,000
Chief Compliance Officer & Chief Financial Officer fees	70,000
Distribution & Servicing fee (See Note 8)	62
Other expenses	169,277
Total Expenses	8,327,536

Net Investment Income (Loss)	(4,139,047)

Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments in Investment Funds, Investments in Securities and Foreign Currency Translation
Net realized gain on Investments in Investment Funds, investments in securities and foreign currency transactions	17,596,283
Net change in unrealized appreciation/depreciation on Investments in Investment Funds and foreign currency translation	3,222,370
Total Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments in Investment Funds, Investments in Securities and Foreign Currency Translation	20,818,653

Net increase in Net Assets from operations	$16,679,606

See accompanying Notes to the Consolidated Financial Statements.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Operations
Net investment income (loss)	$(4,139,047)	$(5,424,091)
Net realized gain from investments in Investment Funds, investments in securities and foreign currency transactions	17,596,283	20,138,915
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translation	3,222,370	20,738,038
Net increase in Net Assets from operations	16,679,606	35,452,862

Distributions to Shareholders
Distributions Class D Shares*	—	(1,436)
Distributions Class I Shares	—	(2,793,247)
Distributions Class M Shares*	—	(16,851,642)
Net decrease in Net Assets from distributions	—	(19,646,325)

Shareholders’ Capital Transactions
Class D Shares*
Proceeds from sale of Shares	—	50,000
Total Class D Transactions	—	50,000
Class I Shares
Proceeds from sale of Shares	2,349,717	76,321,000
Reinvestment of distributions	—	2,504,286
Exchange of shares**	—	(546,023,241)
Repurchase of Shares	(13,071,358)	(5,764,448)
Total Class I Transactions	(10,721,641)	(472,962,403)
Class M Shares*
Proceeds from sale of Shares	54,972,356	71,954,526
Reinvestment of distributions	—	15,069,519
Exchange of shares**	—	546,023,241
Repurchase of Shares	(55,975,229)	(16,712,872)
Total Class M Transactions	(1,002,873)	616,334,414

Increase/(Decrease) in Net Assets from capital transactions	(11,724,514)	143,422,011

Net Assets
Beginning of period	711,951,739	552,723,191
End of period	$716,906,831	$711,951,739

FlowStone Opportunity Fund

Consolidated Statements of Changes in Net Assets

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Statements of Changes in Net Assets (Continued)

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Fund Share Transactions
Class D Shares outstanding at beginning of period*	2,856	—
Shares sold	—	2,856
Class D Shares outstanding at end of period	2,856	2,856

Class I Shares outstanding at beginning of period	5,514,945	32,453,577
Shares sold	134,551	4,421,491
Shares reinvested	—	149,242
Shares exchanged**	—	(31,177,889)
Shares redeemed	(743,706)	(331,476)
Class I Shares outstanding at end of period	4,905,790	5,514,945

Class M Shares outstanding at beginning of period*	35,282,383	—
Shares sold	3,144,386	4,172,494
Shares reinvested	—	898,064
Shares exchanged**	—	31,177,889
Shares redeemed	(3,154,952)	(966,064)
Class M Shares outstanding at end of period	35,271,817	35,282,383

*Classes D and M commenced operations on July 3, 2023.

**On July 3, 2023, 31,177,889 Class I Shares transferred to Class M in the amount of $546,023,241.

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Statement of Cash Flows For the Six-Months Ended September 30, 2024 (Unaudited)

Cash flows from operating activities
Net increase in Net Assets from operations	$16,679,606
Adjustments to reconcile net increase in Net Assets from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(39,963,219)
Capital distributions received from Investment Funds	32,630,396
Net realized gain from investments in Investment Funds, investments in securities and foreign currency transactions	(17,596,283)
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translation	(3,222,370)
Net cash paid (received) for purchases, sales, and maturities of short-term investments	(24,242,420)
Changes in operating assets and liabilities:
(Increase) Decrease in investments in Investment Funds paid in advance	(18,803)
(Increase) Decrease in prepaid expense	203,885
(Increase) Decrease in dividends receivable	139,509
Increase (Decrease) in investment advisory fees payable	88,133
Increase (Decrease) in administration & accounting fees payable	(143,614)
Increase (Decrease) in transfer agent fees payable	6,721
Increase (Decrease) in chief compliance officer & chief financial officer fees payable	(834)
Increase (Decrease) in professional fees payable	33,008
Increase (Decrease) in trustees fees payable	27,500
Increase (Decrease) in incentive fee payable	(442,717)
Increase (Decrease) in distribution & service fee payable	1
Increase (Decrease) in interest payable	10,625
Increase (Decrease) in blocker tax payable	(65,078)
Increase (Decrease) in other accrued expenses	32,743
Net cash used in operating activities	(35,843,211)

Cash flows from financing activities
Proceeds from sale of Shares	37,960,593
Repurchase of Shares	(38,988,790)
Redemption fees	9,106
Net cash used in financing activities	(1,019,091)

Net change in cash	(36,862,302)

Cash at beginning of period	52,004,469

Cash at End of Period	$15,142,167

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Financial Highlights - Class D Shares

	For the Six-Months Ended September 30, 2024 (Unaudited)	For the Period July 3, 2023 (Commencement of Operations) to March 31, 2024

Net asset value per Share, beginning of period	$17.42	$17.51 (1)
Net increase in Net Assets from operations:
Net investment loss*	(0.12)	(0.09)
Net realized gain and change in unrealized depreciation	0.49	0.50
Net increase in Net Assets from operations:	0.37	0.41
Distributions from capital gains	—	(0.50)
Total distributions	—	(0.50)

Net asset value per Share, end of period	$17.79	$17.42

Total Return(2)(3)	2.12%	2.47%

Ratios/Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$51	$50
Ratio of net investment income/(loss) to average Net Assets(4)(5)(6)	(1.10)%	(0.59)%
Ratio of gross expenses to average Net Assets(4)(6)(7)	2.22%	2.19%
Ratio of net expenses to average Net Assets(4)(5)(6)(7)	2.22%	2.19%
Portfolio Turnover(3)	0.00%	0.00%

*Per share data is computed using the average shares method.

(1)The net asset value per Share as of the beginning of the period, July 3, 2023 (Commencement of Operations) represents the initial net asset value per Share of $17.51.

(2)Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested distributions at net asset value per Share, if any.

(3)Not annualized for periods less than 12 months.

(4)Annualized, except for incentive fees.

(5)The Adviser entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses”, as outlined in the Notes to the Financial Statements.

(6)The income and expense ratios do not reflect the Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations range from 0.02% to 388.20% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 30% of profits earned.

(7)The incentive fee of $124; and $144 is exclusive of the 2.25% expense cap.

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Financial Highlights - Class I Shares

	For the Six-Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	For the Period August 30, 2019 (Commencement of Operations) to March 31, 2020

Net asset value per Share, beginning of period	$17.45	$17.03	$17.05	$14.64	$10.54	$10.00
Net increase in Net Assets from operations:
Net investment loss*	(0.10)	(0.20)	(0.28)	(0.41)	(0.48)	(0.02)
Net realized gain and change in unrealized appreciation	0.49	1.12	1.32	3.41	4.58	0.56
Net increase in Net Assets from operations:	0.39	0.92	1.04	3.00	4.10	0.54
Distributions from net investment income	—	—	—	—	— **	—
Distributions from capital gains	—	(0.50)	(1.06)	(0.59)	—	—
Total distributions	—	(0.50)	(1.06)	(0.59)	— **	—

Net asset value per Share, end of period	$17.84	$17.45	$17.03	$17.05	$14.64	$10.54

Total Return(1)(2)	2.23%	5.54%	6.27%	20.53%	38.90%	5.40%

Ratios/Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$87,525	$96,228	$552,723	$377,915	$135,521	$45,366
Ratio of net investment income/(loss) to average Shareholders’ Capital(3)(4)(5)	(0.84)%	(1.17)%	(1.64)%	(2.40)%	(3.65)%	0.35%
Ratio of gross expenses to average Shareholders’ Capital(3)(5)(6)	1.95%	2.05%	2.67%	3.49%	6.32%	5.65%
Ratio of net expenses to average Shareholders’ Capital(3)(4)(5)(6)	1.95%	2.05%	2.67%	3.49%	5.48%	2.82%
Portfolio Turnover(2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

*Per share data is computed using the average shares method.

**Amount represents less than $0.005 per share.

(1)Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested distributions at net asset value per Share, if any.

(2)Not annualized for periods less than 12 months.

(3)Annualized, except for incentive fees.

(4)The Adviser entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses”, as outlined in the Notes to the Financial Statements.

(5)The income and expense ratios do not reflect the Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations range from 0.02% to 388.20% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 30% of profits earned.

(6)The incentive fee of $224,368, $2,141,991, $3,227,039, $4,382,456; 3,209,563; and 329,102, respectively, is exclusive of the 1.95% expense cap.

See accompanying Notes to the Consolidated Financial Statements.

FlowStone Opportunity Fund

Consolidated Financial Highlights - Class M Shares

	For the Six-Months Ended September 30, 2024 (Unaudited)	For the Period July 3, 2023 (Commencement of Operations) to March 31, 2024

Net asset value per Share, beginning of period	$17.45	$17.51 (1)
Net increase in Net Assets from operations:
Net investment loss*	(0.10)	(0.06)
Net realized gain and change in unrealized appreciation	0.49	0.50
Net increase in Net Assets from operations:	0.39	0.44
Distributions from capital gains	—	(0.50)
Total distributions	—	(0.50)

Net asset value per Share, end of period	$17.84	$17.45

Total Return(2)(3)	2.23%	2.64%

Ratios/Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$629,331	$615,674
Ratio of net investment income/(loss) to average Net Assets(4)(5)(6)	(0.89)%	(0.36)%
Ratio of gross expenses to average Net Assets(4)(6)(7)	2.04%	1.99%
Ratio of net expenses to average Net Assets(4)(5)(6)(7)	2.04%	1.99%
Portfolio Turnover(3)	0.00%	0.00%

*Per share data is computed using the average shares method.

(1)The net asset value per Share as of the beginning of the period, July 3, 2023 (Commencement of Operations) represents the initial net asset value per Share of $17.51.

(2)Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested distributions at net asset value per Share, if any.

(3)Not annualized for periods less than 12 months.

(4)Annualized, except for incentive fees.

(5)The Adviser entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses”, as outlined in the Notes to the Financial Statements.

(6)The income and expense ratios do not reflect the Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations range from 0.02% to 388.20% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 30% of profits earned.

(7)The incentive fee of $1,629,809; and $1,798,153 is exclusive of the 1.95% expense cap.

FlowStone Opportunity Fund

Notes to the Consolidated Financial Statements September 30, 2024 (Unaudited)

1. Organization

FlowStone Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on May 23, 2018 and commenced operations on August 30, 2019. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund has received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits the Fund to offer multiple classes of shares. The Fund has registered four separate classes of shares of beneficial interests, designated as Class A Shares, Class D Shares, Class I Shares and Class M Shares (collectively, the “Shares”). Only Class D Shares, Class I Shares and Class M Shares are currently offered for purchase. As of September 30, 2024, the Fund has issued and outstanding Shares of Class D, Class I, and Class M. Shares are generally offered for purchase as of the first business day of each calendar quarter. All Shares have the same rights and privileges, and have ownership in the same underlying investment portfolio. The Fund allocates income and expenses to each class of Shares based on net assets at the end of the prior quarter plus capital transactions effective as of the beginning of the current quarter. The separate classes of Shares differ principally in the applicable sales charges (if any) and distribution and servicing fees. Share class specific expenses are further described in the Fund’s prospectus. FlowStone Partners, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended. (the “Advisers Act”) serves as the Fund’s investment adviser (the “Adviser”).

The Fund’s primary investment objective is to generate appropriate risk-adjusted long-term returns by investing in a diversified portfolio of private equity investments (“Investment Funds”). The Fund’s investments are expected to consist primarily of: (i) secondary investments in private equity funds managed by third-party managers; (ii) primary investments in private equity funds managed by third-party managers (together with third-party manager described in (ii), “Investment Fund Managers”); and (iii) direct co-investments in the equity and/or debt of operating companies.

The Board of Trustees (the “Board”) of the Fund has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Summary of Significant Accounting Policies

The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”).

Consolidation of Subsidiaries — FlowStone Opportunity Fund (Blocker), LLC (the “Subsidiary), is an investment company and a wholly-owned subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and the Consolidated Financial Highlights of the Fund for Class D, Class I and Class M Shares include the accounts of its Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Subsidiary was organized as a Delaware limited liability company on December 19, 2023. On September 30, 2024, the Subsidiary had net assets of $2,219,764 which equals 0.31% of the Fund’s total net assets.

A) Investment Transactions - Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Non-cash stock distributions received from Investment Funds are recorded on the date that the distributions are known. Realized gains or losses on investments in the Investment Funds and investments in securities are recorded at the time of the disposition of the respective investment based on specific identification. Investment in security transactions are recorded on trade date.

B) Valuation of Investments - Rule 2a-5 under the 1940 Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and in accordance with the requirements of Rule 2a-5, the Board designated the Adviser as the valuation designee (in such capacity, the “Valuation Designee”) with the day-to-day responsibility for fair valuation determinations and pricing of the investments subject to oversight by the Board.

FlowStone Opportunity Fund

Notes to the Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or investment manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material. In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Valuation Designee, an estimated fair value is determined in good faith by the Valuation Designee pursuant to the Fund’s valuation procedures. Investments in open-end investment companies, including money market funds, are valued at their reported NAV per share.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined.

C) Use of Estimates - The preparation of the financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

D) Dividend, Interest and Investment Income Recognition and Expenses - Dividend, interest and investment income is recognized on an accrual basis as earned. The Fund accounts for income from underlying Investment Fund distributions based on the nature of such distributions as determined by the underlying investment managers and can be classified as income, capital gain or a return of capital. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 8).

E) Foreign Currency Translation - The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the composite rate of exchange as reported at the end of each reporting period by third-party pricing sources. Purchases and sales of investments and income and expenses denominated in currencies other than U.S. dollars are translated at the rates of exchange on the respective dates of such transactions. The resulting foreign exchange realized and or unrealized gain (loss) from such transactions is included in net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translation on the Consolidated Statement of Operations.

3. Risk Associated with Investments in Investment Funds

A) Dependence on the Investment Fund Managers - Because the Fund invests in Investment Funds, an investment in the Fund will be affected by the investment policies and decisions of the Investment Fund Manager of each Investment Fund in direct proportion to the amount of Fund assets that are invested in each Investment Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Investment Funds invest and the financial condition and prospects of issuers in which the Investment Funds invest. The success of the Fund depends upon the ability of the Investment Fund Managers to develop and implement strategies that achieve their investment objectives. Fund shareholders (collectively, “Shareholders”) will not have an opportunity to evaluate the specific investments made by the Investment Funds or the Investment Fund Managers, or the terms of any such investments. In addition, the Investment Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Investment Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

B) Investment Funds Not Registered - The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of directors, a majority of whose members are independent of management. However, most of the Investment Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Investment Fund

FlowStone Opportunity Fund

Notes to the Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Investment Funds managed by Investment Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act. The Investment Funds generally are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Investment Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to meet the initial subscription threshold would qualify to invest in largely unregulated vehicles and will have the opportunity to make such an investment through the Fund.

C) Maintenance of Security and Other Assets in The Custody of a Bank - The Investment Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company, which places its securities in the custody of a bank or member of a securities exchange, is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Investment Funds in which the Fund invests may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Investment Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an Investment Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an Investment Fund Manager to its own use. There can be no assurance that the Investment Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Investment Fund Managers will be protected.

D) Investment Funds are Generally Non-diversified - While there are no regulatory requirements that the investments of the Investment Funds be diversified, some Investment Funds may undertake to comply with certain investment concentration limits. Investment Funds may at certain times hold large positions in a relatively limited number of investments. Investment Funds may target or concentrate their investments in particular markets, sectors or industries. Those Investment Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the NAVs of such Investment Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements, and this may negatively impact the NAV of the Fund.

E) Investment Funds’ Securities are Generally Illiquid - The securities of the Investment Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Investment Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Investment Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Investment Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the NAV of the Fund.

F) Investment Fund Operations Not Transparent - The Adviser does not control the investments or operations of the Investment Funds. An Investment Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Investment Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for an Investment Fund. Furthermore, there is no guarantee that the information given to the Administrator (defined in Note 8) and reports given to the Adviser with respect to the Fund Investments will not be fraudulent, inaccurate or incomplete.

G) Investments in Investment Funds of Foreign Investment Fund Managers - These investments may carry certain risks not ordinarily associated with investments in Investment Funds of domestic Investment Fund Managers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments

FlowStone Opportunity Fund

Notes to the Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high valuation volatility.

4. Market Risk

The Fund is subject to market risk, which means the value of the Shares will fluctuate based on market conditions and Shareholders could lose money. The value of the Shares could also decline significantly and unexpectedly, based on many factors, including national and international political, economic, or regulatory developments, interest rate levels, market, or other conditions, as well as global events such as war, military conflict or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an Investment Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Investment Fund and/or its portfolio companies may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

5. Foreign Currency Risk

Although the Fund invests predominantly in the United States, the Fund’s portfolio includes investments in different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in Fund investments that are denominated against the U.S. Dollar may result in a decrease of the Fund’s NAV. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

6. Capital Share Transactions

The offering of Shares of beneficial interest in the Fund are registered under the Securities Act of 1933, as amended. Shares have been and are expected to be offered quarterly at the NAV per Share as of the date such Shares are purchased.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct tender offers of no more than 5% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the first anniversary of the Shareholder’s purchase of such Shares.

During the six months ended September 30, 2024, the Fund completed two tender offers. The results were as follows:

Tender Offer Activity
Commencement Date	May 30, 2024	August 30, 2024
Tender Offer Expiration Date	June 28, 2024	September 30, 2024
Valuation Date	June 28, 2024	September 30, 2024

Tender Offer Date NAV - Class D	17.48	$17.79

FlowStone Opportunity Fund

Notes to the Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

Tender Offer Activity
Tender Offer Date NAV - Class I	$17.52	$17.84
Tender Offer Date NAV - Class M	$17.53	$17.84
Shares Tendered - Class D	—	—
Shares Tendered - Class I	613,608	130,098
Shares Tendered - Class M	997,128	2,157,824
Value of Shares Tendered - Class D	—	—
Value of Shares Tendered - Class I	$10,750,414	$2,320,944
Value of Shares Tendered - Class M	$17,479,651	$38,495,578
Percentage of Shares Tendered - Total Fund	3.76%	8.84%

7. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

•Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

•Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active.

•Level 3 - Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Valuation Designee. The Valuation Designee considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Investment Funds, these investments have not been classified in the GAAP fair value hierarchy.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2024:

Investments	Level 1	Level 2	Level 3	Total
Investment Funds	$—	$—	$40,648,928	$40,648,928
Short-Term Investments	101,103,859	—	—	101,103,859
NAV as a practical expedient	—	—	—	619,764,221
Total	$101,103,859	$—	$40,648,928	$761,517,008

FlowStone Opportunity Fund

Notes to the Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

The following is a reconciliation of Investment Funds in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2024	Transfers into Level 3	Transfers out of Level 3	Total realized gain/(loss)	Total unrealized appreciation (depreciation)	Purchases	Capital distributions	Balance as of September 30, 2024
$49,500,864	$778,506	$(11,102,373)	$432,406	$2,095,969	$30,029	$(1,086,473)	$40,648,928

Transfers into and out of Level 3 investments are recorded at the end of the reporting period.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:

Investment Type	Fair Value September 30, 2024	Valuation Methodologies	Unobservable Input	Input Range
Investment Funds	$40,648,928	Adjusted reported NAV	Reported NAV with fair value adjustments	Not applicable

8. Investment Management Fee and Other Expenses

A) Investment Management Fee and Incentive Fee - The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Adviser to the Fund. The Fund pays the Adviser a quarterly Investment Management Fee equal to 1.25% on an annualized basis of NAV. For purposes of determining the Investment Management Fee payable to the Adviser for any quarter, NAV is calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Adviser for that quarter.

In addition, at the end of each calendar quarter of the Fund, the Adviser will be entitled to receive an amount (the “Incentive Fee”) equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, and the Incentive Fee) do not exceed 2.80% on an annualized basis for Class A Shares (Class A share are not currently being offered), 2.25% on an annualized basis of Class D Shares, 1.95% on an annualized basis for Class I Shares, and 1.95% on an annualized basis for Class M Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the Waiver, and (b) the expense limit in effect at the time of recoupment. The Expense Limitation Agreement will continue until at least March 15, 2025, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Board upon thirty days’ written notice to the Adviser. As of March 31, 2023, all eligible waivers have been recouped.

FlowStone Opportunity Fund

Notes to the Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

The Fund has adopted a Distribution and Service Plan (the “Distribution and Service Plan”) for Class A Shares and Class D Shares in compliance with Rule 12b-1 under the 1940 Act. Only Class D shares are currently offered. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class A and Class D Shares. Under the Distribution and Service Plan, the Fund will be permitted to pay as compensation up to a maximum of 0.85% per year on Class A Shares and up to a maximum of 0.30% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class (the “Distribution and Servicing Fee”) to the Fund’s Distributor (defined below) and/or other qualified recipients. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. Class I and Class M Shares are not subject to the Distribution and Servicing Fee.

B) Administration, Accounting, and Transfer Agent Fees - Pursuant to an agreement between the Fund and UMB Fund Services, Inc. (the “Administrator”), the Administrator provides administration, fund accounting, and assists with compliance services to the Fund. The Fund pays the Administrator a basis point fee, subject to fee minimums, for various administration, fund accounting, and investor accounting and taxation services to the Fund, as well as certain out of pocket expenses.

C) Distribution - UMB Distribution Services, LLC, a broker dealer (the “Distributor”), was engaged by the Fund to serve as the Fund’s distributor. The Distributor may retain additional unaffiliated broker-dealers to assist in the distribution of Fund shares.

D) Chief Compliance Officer and Chief Financial Officer Fees - Foreside Fund Officer Services, LLC provides chief compliance officer and chief financial officer services to the Fund under a Fund CCO Agreement and a Fund CFO Agreement.

E) Custodian Fees - UMB Bank n.a. serves as the custodian for the Fund’s assets and is responsible for maintaining custody of the Fund’s cash.

F) Fund Borrowing – The Fund entered into a line of credit agreement (the “Credit Agreement”) with TriState Capital Bank on January 9, 2024. The Credit Agreement matures on January 8, 2025. The terms of the Credit Agreement provide a $50,000,000 committed, secured revolving credit facility. The Credit Agreement provides for a commitment fee of 0.85% per annum on unused capacity plus interest accruing on any borrowed amounts, for any day, at a rate per annum equal to the greater of (a) the Prime Rate, and (b) the Federal Funds Effective Rate plus 0.50%. During the six months ended September 30, 2024, the Fund complied with all debt covenants outlined in the Credit Agreement and incurred interest expense of $216,042 at an effective rate of 7.75% as of September 30, 2024. The interest expense and commitment fee described above are included in other expenses on the Consolidated Statement of Operations.

9. Federal Income Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted September 30 as its tax year end.

If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be

FlowStone Opportunity Fund

Notes to the Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2024 for federal income tax purposes or in, the Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings may differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities due to temporary book/tax differences arising primarily from partnership investments.

At September 30, 2023, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$615,192,710
Gross Unrealized Appreciation	$128,896,092
Gross Unrealized Depreciation	(96,998,757)
Net Unrealized Appreciation/(Depreciation)	$31,897,335

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. Permanent differences due to differing book and tax treatments for the timing of the recognition of income, gain and losses and return of capital on certain partnership transactions resulted in reclassifications to increase total distributable earnings and decrease in paid-in capital as of September 30, 2023.

As of September 30, 2023 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term gains	$11,513,951
Tax accumulated earnings	11,513,951
Accumulated capital and other losses	(5,553,180)
Unrealized appreciation on investments	31,897,335
Total accumulated earnings/(deficit)	$37,858,106

The tax character of the distributions paid during the tax year ended September 30, 2023 and September 30, 2022 were as follows:

Distributions paid from:	2023	2022
Ordinary income	$—	$—
Net long term capital gains	30,243,230	8,368,152
Total distributions paid	$30,243,230	$8,368,152

As of September 30, 2023, the Fund had qualified late-year ordinary losses of $5,553,180, which are deferred until fiscal year 2024 for tax purposes. Net late year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the funds next taxable year.

10. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six-months ended September 30, 2024 were $39,963,219 and $0, respectively.

FlowStone Opportunity Fund

Notes to the Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Indemnification

Under the Fund’s organizational documents, its officers and Board are indemnified against certain liabilities arising out of the performance of their services to the Fund. In addition, in the normal course of business, the Fund may enter into contracts and agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

12. Commitments

As of September 30, 2024, the Fund had outstanding investment commitments to Investment Funds totalling approximately $172,366,779.

13. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and has determined that there were no subsequent events that require disclosure in or adjustment to the financial statements.

FlowStone Opportunity Fund

Other Information September 30, 2024 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, Inc., by telephone at 1-888-799-0799 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available, without charge and upon request, on the SEC’s website at www.sec.gov.

Tax Information

For the year ended March 31, 2024, the Fund designates $19,644,889 as long-term capital gain distributions.

Board Consideration of the Investment Management Agreement

At a meeting of the Board held on August 28, 2024, the Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund (the “Independent Trustees”) voting separately, approved the continuation of the Amended and Restated Investment Management Agreement (the “Agreement”) between the Fund and FlowStone Partners, LLC (the “Adviser”).

In advance of the meeting, the Independent Trustees requested and received extensive materials from the Adviser to assist them in considering the renewal of the Agreement. The materials provided by the Adviser included, among other information: (1) comparative information regarding the fees charged by other investment managers to funds that are similar in structure and investment strategy to the Fund, (2) the Fund’s investment performance compared to other similar funds, (3) the Adviser’s personnel, their roles with the Adviser and services provided to the Fund, (4) the Fund’s expenses, including compensation received by the Adviser from the Fund and the Adviser’s profitability with respect to the services it provides to the Fund, and (5) matters related to the Fund’s administration and compliance with its investment policies and the federal securities laws.

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Trustees then met separately in executive session with independent counsel to the Independent Trustees for a full review of the materials. During the executive session, the Independent Trustees further reviewed and discussed with independent counsel the information presented in the Meeting Materials regarding the Agreement. The Independent Trustees considered, among other things: (1) the terms of the Agreement, (2) the nature and quality of the advisory services rendered, including the complexity of the services provided; (3) the Fund’s investment performance compared to other similar funds; (4) the experience and qualifications of the personnel that provide such services; (5) the Fund’s fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (6) the direct and indirect costs incurred by the Adviser in performing advisory services for the Fund, the basis of determining and allocating these costs, and the profitability to the Adviser in performing such services; (7) economies of scale arising from the growth of the Fund and the extent to which these would be passed on to the Fund; (8) the compensation or possible benefits to the Adviser and its affiliates that may arise from their advisory and other relationships with the Fund; (9) possible alternative fee structures or bases for determining fees; (10) the fees to be charged by the Adviser in comparison to the fees charged by other investment advisers to similar clients and in comparison to industry fees for similar services; and (11) possible conflicts of interest that the Adviser may have with respect to the Fund.

Discussion of Factors Considered

The Independent Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to the Fund are appropriate and consistent with the terms of the Declaration of Trust of the Fund, that the quality of those services is consistent with industry norms and that the Fund benefits from the Adviser’s management of the Fund’s investment program. In this regard, they took into account the scope of investment advisory services provided to the Fund by the Adviser and the complexity of the Fund’s investment program, including the quantitative and qualitative analytical tools developed in the last year. The Trustees noted that the Fund’s performance has been positive since

FlowStone Opportunity Fund

Other Information September 30, 2024 (Unaudited) (Continued)

inception and compared favorably to other similar funds while outperforming relevant indices. The Trustees also noted that on a regular basis they received and reviewed information from the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act.

The Independent Trustees also concluded that the Adviser had sufficient personnel with the appropriate education and experience to serve the Fund effectively and has demonstrated an ability to attract and retain qualified personnel, including the addition of new personnel since the Fund’s inception. The Independent Trustees noted that the Adviser is part of a larger investment advisory group that advises individual investors with respect to private equity and other investments and that relationship may make available to the Fund investment opportunities that would not be available to the Fund if the Adviser was not the Fund’s investment adviser.

The Independent Trustees considered that, as of March 31, 2024, the Fund’s quarter-to-date, year-to-date, one-year and since inception performance was positive. They considered the performance information provided for other similar funds and concluded that on the basis of the information provided by the Adviser, that the Fund’s performance was satisfactory.

The Independent Trustees considered the costs of the services provided by the Adviser, and the compensation and benefits received by the Adviser in providing services to the Fund. The Independent Trustees reviewed financial information about the Adviser, considered any direct or indirect revenues that could be received by affiliates of the Adviser, and concluded that the Adviser’s fees were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable funds. The Independent Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the quality of services provided by the Adviser. In this regard, the Independent Trustees considered that the Fund has operated below the expense cap given its substantial growth in assets under management in excess of the Fund expenses.

The Independent Trustees considered the extent to which economies of scale have been realized and whether fee levels reflect those economies, noting that as the Fund continues to grow, additional economies of scale may be realized. The Independent Trustees considered in this regard that the Fund’s gross expense ratio has declined as the Fund’s assets have grown.

The Independent Trustees also discussed any ancillary benefits that may be received by the Adviser from its management of the Fund, including, without limitation, the potential for increased brand recognition of the Adviser and its affiliates. The Independent Trustees concluded that the Adviser’s fees were reasonable in light of any fall-out benefits.

The Independent Trustees considered all factors and no one factor alone was deemed dispositive.

Conclusion

The Independent Trustees determined that the information presented provided a sufficient basis upon which to approve the continuation of the Agreement and that continuation of the Agreement was in the best interests of the Fund and its shareholders.

FlowStone Opportunity Fund

Privacy Notice September 30, 2024 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES FLOWSTONE OPPORTUNITY FUND (“FLOWSTONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and name

•Address, phone number and e-mail address

•Transactions and account balances

When you are no longer our customer, we may continue to share your information as described in this notice.

How?

All financial companies need to share personal information to run their everyday business. In the section below, we list the reasons financial companies can share their personal information; the reasons we choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does FlowStone share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	No
For non-affiliates to market to you	No	No

Questions?	Call 1-888-799-0799 or go to www.flowstonepartners.com

FlowStone Opportunity Fund

Privacy Notice September 30, 2024 (Unaudited) (Continued)

Who We Are
Who is providing this notice?	FlowStone Opportunity Fund (“FlowStone”)
What We Do
How does FlowStone protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We restrict access to information about you to those employees we determine need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards to protect this information.

We continuously assess new technology for protecting information and upgrade our systems where appropriate.

How does FlowStone collect my personal information?	We collect your personal information, for example, when you establish your investment or give us contact information.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes — information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
For Other Important Information
For helpful information about identity theft, visit the Federal Trade Commission’s (FTC) consumer website at www.ftc.gov/idtheft.

ITEM 1. REPORTS TO STOCKHOLDERS CONTINUED.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included as part of the report to shareholders filed under item 1 of this form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable to semi-annual reports.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating committee. The nominating committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 16. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FlowStone Opportunity Fund

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Conners
Scott Conners, President
(Principal Executive Officer)

Date	December 9, 2024

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	December 9, 2024

* Print the name and title of each signing officer under his or her signature.